Long-Term Debt (Tables)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule of Debt [Table Text Block]
	December 31,
	2012	2011
Japanese yen term loan	497	728
Italy term loan	114	215
Malaysia term loan	11	15
Total long term debt	622	958
Less current portion	(207)	(238)
Total long-term portion	415	720

Schedule of debentures [Table Text Block]
	December 31,
	2012	2011
Convertible debentures		7,085
Non Convertible debentures	4,416

Total	4,416	7,085
Less current portion	-	(7,085)
Total long-term portion	4,416	-

Schedule of f inancial instruments carried at fair value [Table Text Block]
	December 31,
	2012	2011
Investor Warrants	1,571	195
Placement Agent Warrants	183	-

Total	1,754	195
Less current portion	-	(195)
Total long-term portion	1,754	-

Schedule of variations in debentures and financial instruments [Table Text Block]
All amounts in thousand Euros unless otherwise stated	As of Dec. 31, 2012	Impact of the January 2012 Exchange Agreement			Impact of the March 2012 Placement		Fair-value adjustments & amortised costs		USD/EUR Exch. impact	As of Dec. 31, 2011
		Cash	Exchange	Debt Issuance Costs	Reimburs. of non-Convertible Debentures	Equity Classif. of Warrants	FV adjust ments	Amort. costs
Outstanding nominal amount in thousand US Dollar	8,000	(500)			(2,000)					10,500
Convertible Debentures carried at fair value	-	(385)	(6,948)				282		(34)	7,085
Non Convertible Debentures	4,416		4,883	(171)	(1,526)			1,292	(62)
TOTAL Debentures	4,416	(385)	(2,065)	(171)	(1,526)		282	1,292	(96)	7,085
Investor Warrants 2007			(373)				178			195
Investor Warrants 2012	1,571					1,629	(75)		17	-
Placement Agent Warrants	183					192	(11)		2	-
Total Financial instruments carried at fair value	1,754		(373)			1,821	92		19	195
TOTAL	6,170	(385)	(2,437)	(171)	(1,526)	1,821	374	1,292	(78)	7,280

Schedule of details of debts [Table Text Block]
	Initial Amount	Maturation	Interest rate
EDAP Technomed Co. Ltd	10,000,000	July 17, 2014	2.00%
	10,000,000	March 31, 2015	0.10%
	55,000,000	June 30, 2018	1.80%
	10,000,000	June 30, 2018	0.10%

Schedule Of Long-term Debt, Debentures And Financial InstrumentsMaturities [Table Text Block]

2013	207
2014	4,527
2015	91
2016	266
2017	1,653
2018	47
Total	6,792

JAPAN [Member]
Schedule of details of debts [Table Text Block]
	Initial Amount	Maturation	Interest rate
EDAP Technomed Co. Ltd	10,000,000	March 31, 2015	0.10%
	55,000,000	June 30, 2018	1.80%
	10,000,000	June 30, 2018	0.10%